UNITED STATES
SECURITIES AND EXCHANGE COMMSSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or quarter Ended:	March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
			              	                [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:  		E. S. Barr & Company
Address:	360 Old Vine Street
		       Suite 305
		       Lexington, KY  40507

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manger:

Name:	Edward S. Barr
Title:	President
Phone:	606-281-6342
Signature, Place, and Date of Signing:

	Edward S. Barr		Lexington, Kentucky		May 13, 1999

Report Type (Check only one):

[x]		13F Holdings Report
[ ]		13F Notice
[ ]		13F Combination Report

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	88

Form 13F Information Table Value Total:	$280,306


List of Other Included Managers:

No.	13F File Number		Name

                                                  Value  Shares/ SH/ Put Invstmt           ----Voting Authority----
- Name of Issuer-------Title of Class   CUSIP    (x1000) Prn Amt PRN Cal Dscretn Managers   Sole   Shared   None
D Abbott Labs              Common     002824100     281    6000   SH    SOLE                                6000
D American Express         Common     025816109   12416  105664   SH    SOLE                              105664
D American Home Prdcts     Common     026609107    1435   21998   SH    SOLE                               21998
D American Int'l Group     Common     026874107     425    3520   SH    SOLE                                3520
D Automatic Data Proc.     Common     053015103     242    5850   SH    SOLE                                5850
D BP Amoco                 Common     055622104    3415   33836   SH    SOLE                               33836
D Banc One                 Common     06423A103   21369  388080   SH    SOLE                        5470  382610
D Bank of New York         Common     064057102    2128   59226   SH    SOLE                               59226
D Bankamerica Corp New     Common     06605F102     773   10950   SH    SOLE                               10950
D BellSouth Corp           Common     079860102     268    6692   SH    SOLE                                6692
D A.H. Belo                Common     080555105    1555   85200   SH    SOLE                        1000   84200
D Berkshire Hathaway A     Common     084670108    3213      45   SH    SOLE                                  45
D Berkshire Hathaway B     Common     084670207   19570    8324   SH    SOLE                          83    8241
D Bristol Myers Squibb     Common     110122108    1726   26834   SH    SOLE                               26834
D Chevron                  Common     166751107    1728   19541   SH    SOLE                               19541
D Cincinnati Financial     Common     172062101     722   19816   SH    SOLE                               19816
D Cisco Systems            Common     17275R102     380    3466   SH    SOLE                                3466
D Citigroup                Common     172967101     223    3499   SH    SOLE                                3499
D Coca-Cola                Common     191216100    9410  153325   SH    SOLE                         750  152575
D Columbia/HCA             Common     197677107    2150  113517   SH    SOLE                       18195   95322
D Comerica                 Common     200340107    1062   17002   SH    SOLE                               17002
D Corus Bankshares         Common     220873103   16546  515047   SH    SOLE                        8000  507047
D Disney (Walt) & Co.      Common     254687106   11406  366473   SH    SOLE                        2572  363901
D EI Du Pont De Nemour     Common     263534109     404    6961   SH    SOLE                                6961
D Estee Lauder             Common     518439104   14375  152116   SH    SOLE                         500  151616
D Exxon                    Common     302290101    2289   32446   SH    SOLE                         360   32086
D Farmers Capital Bank     Common     309562106    4818  146000   SH    SOLE                              146000
D Federal Nat'l Mtg. A     Common     313586109     233    3360   SH    SOLE                                3360
D Fifth Third Bancorp      Common     316773100    2344   35545   SH    SOLE                               35545
D First American Corp      Common     318900107     218    5900   SH    SOLE                                5900
D First Data Corp          Common     319963104    3181   74409   SH    SOLE                         500   73909
D First Union Corp         Common     337358105     389    7290   SH    SOLE                                7290
D FirstStar                Common     33763V109    4973   55561   SH    SOLE                               55561
D Franklin Resources       Common     354613101    3410  121235   SH    SOLE                        2000  119235
D Freddie Mac              Common     313400301    7760  135850   SH    SOLE                              135850
D G & K Services           Common     361268105     363    7850   SH    SOLE                                7850
D Gannett Co.              Common     364730101    1701   27002   SH    SOLE                               27002
D General Electric         Common     369604103    2281   20619   SH    SOLE                               20619
D Gillette                 Common     375766102   16704  281036   SH    SOLE                        1700  279336
D Heinz                    Common     423074103     767   16200   SH    SOLE                               16200
D Hershey Foods            Common     427866108     378    6750   SH    SOLE                                6750
D Household Int'l          Common     441815107    1075   23562   SH    SOLE                        1000   22562
D Humana                   Common     444859102     178   10302   SH    SOLE                        6000    4302
D Intel                    Common     458140100     416    3490   SH    SOLE                                3490
D Johnson & Johnson        Common     478160104    4443   47426   SH    SOLE                               47426
D Leucadia National        Common     527288104    2077   68660   SH    SOLE                               68660
D LG & E                   Common     501917108     417   20014   SH    SOLE                               20014
D Lucent Technologies      Common     549463107     201    1864   SH    SOLE                                1864
D M & T Bank               Common     55261F104     910    1900   SH    SOLE                                1900
D Markel                   Common     570535104    1045    5795   SH    SOLE                                5795
D Mattel                   Common     577081102    1715   68927   SH    SOLE                               68927
D McDonalds                Common     580135101    8486  187280   SH    SOLE                              187280
D Medical Alliance         Common     584495105      30   15000   SH    SOLE                               15000
D Meditrust Corp.          Common     58501T306     146   11751   SH    SOLE                               11751
D Mercantile Bankshare     Common     587405101    7043  190350   SH    SOLE                       13750  176600
D Merck                    Common     589331107    3244   40455   SH    SOLE                               40455
D Mercury General Corp     Common     589400100    6851  196442   SH    SOLE                        1100  195342
D Mirage Resorts, Inc.     Common     60462E104    3736  175835   SH    SOLE                        1000  174835
D Mobil Corp               Common     607059102     701    7969   SH    SOLE                                7969
D Morgan Stanley Group     Common     617446448    3887   38893   SH    SOLE                         800   38093
D Nabors Industries        Common     629568106     530   29125   SH    SOLE                               29125
D National City Bank       Common     635405103     871   13126   SH    SOLE                               13126
D Nike Inc. Cl B           Common     654106103    5329   92375   SH    SOLE                         900   91475
D Northern Trust           Common     665859104     502    5650   SH    SOLE                                5650
D Pepsico                  Common     713448108    4365  111386   SH    SOLE                              111386
D Pfizer                   Common     717081103     348    2510   SH    SOLE                                2510
D Philip Morris            Common     718154107     245    6960   SH    SOLE                                6960
D Prison Realty Corp       Common     74264N105    1122   64325   SH    SOLE                               64325
D Procter & Gamble         Common     742718109    1313   13410   SH    SOLE                               13410
D Robert Half Int'l        Common     770323103     203    6200   SH    SOLE                                6200
D Schering Plough          Common     806605101     207    3736   SH    SOLE                                3736
D Schlumberger             Common     806857108    2711   45045   SH    SOLE                         500   44545
D Security First Tech.     Common     814279105    3216   43750   SH    SOLE                               43750
D Starwood Lodging         Common     85590A203    1353   47375   SH    SOLE                         400   46975
D State Street Corp        Common     857477103    5359   65201   SH    SOLE                               65201
D Suntrust Banks           Common     867914103     224    3600   SH    SOLE                                3600
D Time Warner              Common     887315109    1407   19800   SH    SOLE                               19800
D Union Planters           Common     908068109     662   15075   SH    SOLE                               15075
D U S Bancorp              Common     902973106    6959  204309   SH    SOLE                        1000  203309
D Vornado Realty Trust     Common     929042109     279    8075   SH    SOLE                                8075
D Wal Mart                 Common     931142103     203    2206   SH    SOLE                                2206
D Walgreen                 Common     931422109     356   12604   SH    SOLE                               12604
D Washington Post          Common     939640108    1576    3022   SH    SOLE                                3022
D Wells Fargo (new)        Common     949746101   12704  362310   SH    SOLE                        4500  357810
D Wrigley                  Common     982526105    2180   24100   SH    SOLE                               24100
D Eaton Vance Muni Trs     Mutual Fnd 27826M809     201   17900   SH    SOLE                               17900
D Government Inc. Secs     Mutual Fnd 313912107      99   11249   SH    SOLE                               11249
D Prudential Hi Yld Cl     Mutual Fnd 74435F205     150   19053   SH    SOLE                               19053
S Report Summary           88 Data Records       280306
